OPERATING SEGMENTS - Operating Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 747,495	$ 403,340
Production costs	(288,315)	(192,842)
Royalty expense	(21,396)	(15,552)
Depletion and depreciation	(148,655)	(58,970)
Earnings (loss) from mine operations	289,129	135,976
General and administrative	(25,646)	(11,991)
Transaction costs	(397)	(17,746)
Exploration and evaluation	(48,411)	(15,817)
Care and maintenance	(11,877)	(80)
Earnings (loss) from operations	202,798	90,342
Other income (loss)	3,376	210
Finance income	2,111	843
Finance costs	(12,206)	(11,628)
Earnings before taxes from continuing operations	196,079	79,767
Total capital expenditures	131,840	73,454
Total assets	1,485,800	1,298,694
Total liabilities	328,204	392,780
Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	85,643	58,181
Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	46,197	15,273
Corporate and other
Disclosure of operating segments [line items]
Depletion and depreciation	(2)	(5)
Earnings (loss) from mine operations	(2)	(5)
General and administrative	(25,646)	(11,991)
Transaction costs	(397)	(17,746)
Earnings (loss) from operations	(26,045)	(29,742)
Total assets	257,459	512,476
Total liabilities	12,855	124,601
Total Canadian Operations | Operating segments | Macassa Mine
Disclosure of operating segments [line items]
Revenue	247,104	213,496
Production costs	(102,743)	(91,279)
Royalty expense	(5,377)	(5,070)
Depletion and depreciation	(38,015)	(31,345)
Earnings (loss) from mine operations	100,969	85,802
Exploration and evaluation	(10,756)	(8,621)
Earnings (loss) from operations	90,213	77,181
Total capital expenditures	42,403	41,167
Total assets	562,752	437,312
Total liabilities	117,119	177,360
Total Canadian Operations | Operating segments | Macassa Mine | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	28,079	33,551
Total Canadian Operations | Operating segments | Macassa Mine | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	14,324	7,616
Total Canadian Operations | Operating segments | Holt Complex
Disclosure of operating segments [line items]
Revenue	145,892	159,237
Production costs	(77,299)	(80,129)
Royalty expense	(9,586)	(9,999)
Depletion and depreciation	(22,576)	(18,077)
Earnings (loss) from mine operations	36,431	51,032
Exploration and evaluation	(7,780)	(5,881)
Care and maintenance	(2,290)	(80)
Earnings (loss) from operations	26,361	45,071
Total capital expenditures	27,165	28,236
Total assets	92,168	200,580
Total liabilities	46,348	39,943
Total Canadian Operations | Operating segments | Holt Complex | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	17,226	21,590
Total Canadian Operations | Operating segments | Holt Complex | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	9,939	6,646
Total Australian Operations | Operating segments | Fosterville
Disclosure of operating segments [line items]
Revenue	327,055	22,950
Production costs	(70,906)	(14,637)
Royalty expense	(6,433)	(483)
Depletion and depreciation	(82,589)	(8,326)
Earnings (loss) from mine operations	167,127	(496)
Exploration and evaluation	(21,400)	(346)
Earnings (loss) from operations	145,727	(842)
Total capital expenditures	54,746	3,401
Total assets	433,385	80,618
Total liabilities	116,929	23,602
Total Australian Operations | Operating segments | Fosterville | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	34,641	2,862
Total Australian Operations | Operating segments | Fosterville | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	20,105	539
Total Australian Operations | Operating segments | Northern Territory
Disclosure of operating segments [line items]
Revenue	27,444	7,657
Production costs	(37,367)	(6,797)
Depletion and depreciation	(5,473)	(1,217)
Earnings (loss) from mine operations	(15,396)	(357)
Exploration and evaluation	(8,475)	(969)
Care and maintenance	(9,587)
Earnings (loss) from operations	(33,458)	(1,326)
Total capital expenditures	7,526	650
Total assets	140,036	67,708
Total liabilities	34,953	27,274
Total Australian Operations | Operating segments | Northern Territory | Mining interest
Disclosure of operating segments [line items]
Total capital expenditures	5,697	178
Total Australian Operations | Operating segments | Northern Territory | Plant and equipment
Disclosure of operating segments [line items]
Total capital expenditures	$ 1,829	$ 472